DIVESTED BUSINESSES, DISCONTINUED OPERATIONS AND HELD-FOR-SALE CLASSIFICATION (Tables)	12 Months Ended
Dec. 31, 2011
DIVESTED BUSINESSES, DISCONTINUED OPERATIONS AND HELD-FOR-SALE CLASSIFICATION
Summary of income (loss) from discontinued operations

Years Ended December 31, (in millions)	2011	2010	2009

Revenues:
Premiums	$5,012	$18,296	$18,325
Net investment income	1,632	6,924	7,851
Net realized capital gains (losses)	844	289	(920)
Other income	5	1,607	2,285

Total revenues	7,493	27,116	27,541

Benefits, claims and expenses*	6,324	29,219	25,975
Interest expense allocation	2	75	89

Income (loss) from discontinued operations	1,167	(2,178)	1,477

Gain (loss) on sales	2,338	5,389	(530)

Income from discontinued operations, before tax expense (benefit)	3,505	3,211	947

Income tax expense (benefit)	1,038	3,856	(1,714)

Income (loss) from discontinued operations, net of income tax	$2,467	$(645)	$2,661

*
In 2010, includes goodwill impairment charges of $3.3 billion related to the sale of ALICO and $1.3 billion related to the sale of AIG Star and AIG Edison. See Note 2(j) – Goodwill herein for further discussion.

Summary of assets and liabilities held for sale

(in millions)	December 31, 2010

Assets:
Fixed maturity securities	$77,905
Equity securities	4,488
Mortgage and other loans receivable, net	5,584
Other invested assets	4,167
Short-term investments	3,670
Deferred policy acquisition costs and Other assets	5,147
Separate account assets	3,745

Assets of businesses held for sale	104,706

Flight equipment*	255

Total assets held for sale	$104,961

Liabilities:
Future policy benefits for life and accident and health insurance contracts	$61,767
Policyholder contract deposits	26,847
Other liabilities	3,039
Other long-term debt	525
Separate account liabilities	3,745

Total liabilities held for sale	$95,923

*
Represents nine aircraft that were under agreements for sale by ILFC at December 31, 2010.